Warrants - Schedule Of The Warrants Outstanding (Detail)	Dec. 31, 2023 shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	43,848,750
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	31,625,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	12,223,750